Loans and Allowances for Loan Losses 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	$ 15,635
Loans charged off	(4,563)	(5,998)	(2,964)
Recoveries of loans charged off	1,248	1,251	859
Provision for loan losses	3,775	6,150	4,345
Balance at the end of period	16,095	15,635
Amount for loans collectively evaluated for impairment	751
Commercial and industrial
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	6,364	6,134
Loans charged off	2,082	2,957
Recoveries of loans charged off	153	243
Provision for loan losses	1,958	2,944
Balance at the end of period	6,393	6,364
Amount for loans individually evaluated for impairment	895	449
Amount for loans collectively evaluated for impairment	5,498	5,915
Loans individually evaluated for impairment	3,828	4,482
Loans collectively evaluated for impairment	194,916	208,225
Commercial mortgages
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,371	1,402
Loans charged off	263	678
Recoveries of loans charged off	0	47
Provision for loan losses	(114)	600
Balance at the end of period	994	1,371
Amount for loans individually evaluated for impairment	243	51
Amount for loans collectively evaluated for impairment		1,320
Loans individually evaluated for impairment	9,078	11,031
Loans collectively evaluated for impairment	458,335	423,756
Residential Mortgages - first position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,304	977
Loans charged off	324	263
Recoveries of loans charged off	142	43
Provision for loan losses	664	547
Balance at the end of period	1,786	1,304
Amount for loans individually evaluated for impairment	0	124
Amount for loans collectively evaluated for impairment	1,786	1,180
Loans individually evaluated for impairment	0	2,905
Loans collectively evaluated for impairment	256,173	230,048
Residential Mortgages - Second position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	563	425
Loans charged off	31	23
Recoveries of loans charged off	9	7
Provision for loan losses	(20)	154
Balance at the end of period	521	563
Amount for loans individually evaluated for impairment	0	50
Amount for loans collectively evaluated for impairment	521	513
Loans individually evaluated for impairment	31	718
Loans collectively evaluated for impairment	101,846	95,698
Consumer - Indirect
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	4,196	3,330
Loans charged off	1,345	1,521
Recoveries of loans charged off	700	714
Provision for loan losses	1,288	1,673
Balance at the end of period	4,839	4,196
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	4,839	4,196
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	227,541	181,481
Consumer Other
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,155	1,169
Loans charged off	518	556
Recoveries of loans charged off	244	197
Provision for loan losses	35	345
Balance at the end of period	916	1,155
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	916	1,155
Loans individually evaluated for impairment	0	200
Loans collectively evaluated for impairment	25,583	26,237
Loans-held-for-sale
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Balance at the end of period	0	0
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	0	0
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	7,556	14,113
Unallocated
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	682	795
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	(36)	(113)
Balance at the end of period	646	682
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	646	682
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	$ 7,634	$ 5,962